SCHEDULE OF AMOUNT DUE FROM RELATED PARTIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Amounts due from related parties	$ 154,235	$ 146,245
Elite Rainbow Limited Shareholder [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	142,706	139,280
Mingfeng Shi Shareholder and CEO [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		6,965
Shimf Investment Limited Shareholder [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	3,843
GZY Group Limited Shareholder [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	3,843
Star Sparkling Limited Shareholder [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	3,843
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 154,235	$ 146,245